FINANCIAL INSTRUMENTS - Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	£ 687	£ 702
Other financial liabilities at fair value through profit or loss	1,250	1,055
Deposits by customers	187,300	180,967
Deposits by banks	6,628	13,993
Repurchase agreements - non trading	9,029	8,617
Debt securities in issue	41,388	35,673
Subordinated liabilities	2,032	2,385
Lease liabilities	72	88
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	767	791
Other financial liabilities at fair value through profit or loss	1,431	1,228
Deposits by customers	187,487	181,582
Deposits by banks	7,358	14,990
Repurchase agreements - non trading	9,108	8,656
Debt securities in issue	49,052	41,959
Subordinated liabilities	3,375	2,882
Lease liabilities	81	103
Total financial liabilities	258,659	252,191
Off-balance sheet commitments given	38,821	35,649
Undiscounted Cash Flow | On demand
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	0	0
Other financial liabilities at fair value through profit or loss	0	10
Deposits by customers	177,747	169,285
Deposits by banks	696	1,352
Repurchase agreements - non trading	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Total financial liabilities	178,443	170,647
Off-balance sheet commitments given	3,757	4,007
Undiscounted Cash Flow | Not later than 3 months
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	77	165
Other financial liabilities at fair value through profit or loss	172	3
Deposits by customers	4,072	3,487
Deposits by banks	726	1,561
Repurchase agreements - non trading	6,584	7,894
Debt securities in issue	6,677	5,907
Subordinated liabilities	33	27
Lease liabilities	0	0
Total financial liabilities	18,341	19,044
Off-balance sheet commitments given	22,766	19,088
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	104	136
Other financial liabilities at fair value through profit or loss	114	135
Deposits by customers	2,818	4,004
Deposits by banks	969	7,618
Repurchase agreements - non trading	2,524	762
Debt securities in issue	3,166	1,959
Subordinated liabilities	98	628
Lease liabilities	21	28
Total financial liabilities	9,814	15,270
Off-balance sheet commitments given	1,330	916
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	452	317
Other financial liabilities at fair value through profit or loss	707	556
Deposits by customers	2,612	4,451
Deposits by banks	3,299	4,459
Repurchase agreements - non trading	0	0
Debt securities in issue	27,747	26,332
Subordinated liabilities	621	332
Lease liabilities	46	58
Total financial liabilities	35,484	36,505
Off-balance sheet commitments given	7,602	8,391
Undiscounted Cash Flow | Later than five years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	134	173
Other financial liabilities at fair value through profit or loss	438	524
Deposits by customers	238	355
Deposits by banks	1,668	0
Repurchase agreements - non trading	0	0
Debt securities in issue	11,462	7,761
Subordinated liabilities	2,623	1,895
Lease liabilities	14	17
Total financial liabilities	16,577	10,725
Off-balance sheet commitments given	£ 3,366	£ 3,247